NOTE D—BANK LOAN PAYABLE	9 Months Ended	22 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
NOTE D—BANK LOAN PAYABLE

NOTE D—BANK LOAN PAYABLE

The Company has a loan with BMO Bank of Montreal at an interest rate of 5.05%. The principal balance on this loan was $564,403 and $558,801 as of September 30, 2012 and December 31, 2011, respectively. Accordingly, the Company recorded interest expense of $22,418 and $22,583 during the nine months ended September 30, 2012 and 2011, respectively. The loan is secured by the building and improvements with a net book value of $1,024,964 and $999,710 at September 30, 2012 and December 31, 2011, respectively. This loan was paid off subsequent to year end and has no future minimum commitments beyond the year 2013.

NOTE D—BANK LOAN PAYABLE

The Company has a loan with BMO Bank of Montreal at an interest rate of 5.05%. The principal balance on this loan was $558,801 and $589,982 as of December 31, 2011 and 2010, respectively. Accordingly, the Company recorded interest expense of $29,537 and $22,031 during the years ended December 31, 2011 and 2010, respectively. The loan is secured by the building and improvements with a net book value of $999,710 and $1,012,769 at December 31, 2011 and 2010. This loan was paid off subsequent to year end and has no future minimum commitments beyond the year 2013.